Deposits - Schedule of Certificates of Deposits by Year of Maturity (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Deposits [Abstract]
Time Deposit Maturities, 2017	$ 49,859
Time Deposit Maturities, 2018	74,300
Time Deposit Maturities, 2019	47,748
Time Deposit Maturities, 2020	37,144
Time Deposit Maturities, 2021	11,240
Thereafter	353
Time Deposits, Total	$ 220,644